14. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Non-capital loss carryforwards	$ 1,854,696	$ 1,660,778
Share issue costs	31,166	31,773
Deferred tax assets	1,885,862	1,692,551
Valuation allowance	(1,885,862)	(1,692,551)
Net deferred income tax assets	$ 0	$ 0